Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Liabilities related to associates and joint ventures
Summarized financial information about relevant associates and joint ventures

	December 31, 2018
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	186	693	964	263	1,104	679
Non-current assets	938	3,062	296	1,826	392	3,938
Total assets	1,124	3,755	1,260	2,089	1,496	4,617
Current liabilities	83	970	437	359	203	544
Non-current liabilities	158	2,785	2	699	26	1,795
Total liabilities	241	3,755	439	1,058	229	2,339
Stockholders'equity	883	—	821	1,030	1,267	2,278
Net income (loss)	45	(486)	609	150	65	79

	December 31, 2017
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	137	759	760	309	1,072	738
Non-current assets	1,200	3,712	310	2,063	422	4,172
Total assets	1,337	4,471	1,070	2,372	1,494	4,910
Current liabilities	86	1,060	301	454	226	537
Non-current liabilities	213	2,887	5	844	—	1,799
Total liabilities	299	3,947	306	1,298	226	2,336
Stockholders'equity	1,038	524	764	1,074	1,268	2,574
Net income (loss)	49	(528)	442	143	79	77

(i)    Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of movements of provision related to the dam failure of Samarco

	2018	2017
Balance at January 01,	996	1,077
Payments	(290)	(294)
Present value valuation	165	182
Provision increase	403	38
Translation adjustment	(153)	(7)
Balance at December 31,	1,121	996
Current liabilities	289	326
Non-current liabilities	832	670
Liabilities	1,121	996

Samarco
Liabilities related to associates and joint ventures
Summarized financial information about relevant associates and joint ventures

	December 31, 2018	December 31, 2017
Current assets	54	66
Non-current assets	3,443	6,016
Total assets	3,497	6,082
Current liabilities	6,069	5,481
Non-current liabilities	3,934	3,636
Total liabilities	10,003	9,117
Negative reserves	(6,506)	(3,035)
Loss	(1,257)	(930)